Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
(a)
Hexcel Corp. ...................... 619,222 $ 36,441,215
Mercury Systems, Inc.
(b)
.............. 178,368 7,980,184
Woodward, Inc. .................... 442,475 42,747,510
87,168,909
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.
(a)(b)
............... 872,687 37,255,008
Airlines — 0.2%
JetBlue Airways Corp.
(a)(b)
............. 2,382,858 15,440,920
Auto Components — 1.9%
Adient plc
(a)(b)
...................... 696,532 24,162,695
Dana, Inc. ........................ 939,145 14,209,264
Gentex Corp. ..................... 933,271 25,450,300
Goodyear Tire & Rubber Co. (The)
(b)
...... 2,078,667 21,098,470
Lear Corp. ....................... 434,615 53,900,952
138,821,681
Automobiles — 0.6%
(a)
Harley-Davidson, Inc. ................ 362,147 15,065,315
Thor Industries, Inc. ................. 395,001 29,818,626
44,883,941
Banks — 10.4%
Associated Banc-Corp. ............... 1,104,562 25,504,336
Bank of Hawaii Corp. ................ 144,591 11,214,478
Bank OZK ....................... 814,527 32,629,952
Cadence Bank .................... 1,190,384 29,354,869
Cathay General Bancorp .............. 268,901 10,968,472
Commerce Bancshares, Inc.
(a)
.......... 267,284 18,194,022
Cullen/Frost Bankers, Inc.
(a)
............ 156,008 20,858,270
East West Bancorp, Inc. .............. 508,198 33,490,248
First Financial Bankshares, Inc. ......... 449,080 15,448,352
First Horizon Corp. .................. 1,339,394 32,815,153
FNB Corp. ....................... 2,581,052 33,682,729
Fulton Financial Corp. ................ 625,623 10,529,235
Glacier Bancorp, Inc. ................ 374,693 18,517,328
Hancock Whitney Corp. .............. 320,099 15,489,591
Home BancShares, Inc. .............. 1,395,891 31,812,356
International Bancshares Corp. ......... 150,806 6,900,882
Old National Bancorp ................ 2,154,515 38,738,180
PacWest Bancorp .................. 866,128 19,877,637
Pinnacle Financial Partners, Inc. ......... 562,305 41,273,187
Prosperity Bancshares, Inc. ............ 671,404 48,797,643
Synovus Financial Corp. .............. 1,069,912 40,175,196
Texas Capital Bancshares, Inc.
(a)(b)
....... 366,800 22,121,708
UMB Financial Corp. ................ 320,362 26,756,634
Umpqua Holdings Corp. .............. 1,598,112 28,526,299
United Bankshares, Inc. .............. 514,335 20,825,424
Valley National Bancorp .............. 3,092,015 34,970,690
Washington Federal, Inc. .............. 224,880 7,544,724
Webster Financial Corp. .............. 1,279,531 60,572,997
Wintrust Financial Corp. .............. 446,998 37,780,271
775,370,863
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
21,387 7,047,444
Coca-Cola Consolidated, Inc. ........... 33,766 17,300,348
24,347,792
Biotechnology — 0.2%
Arrowhead Pharmaceuticals, Inc.
(b)
....... 405,433 16,444,363
Security
Shares
Shares Value
Building Products — 1.6%
Fortune Brands Innovations, Inc. ........ 942,995 $ 53,854,444
Lennox International, Inc. ............. 90,055 21,543,858
Owens Corning .................... 316,470 26,994,891
Trex Co., Inc.
(b)
.................... 379,442 16,061,780
118,454,973
Capital Markets — 1.7%
Affiliated Managers Group, Inc. ......... 94,287 14,937,889
Evercore, Inc., Class A ............... 130,862 14,274,427
Federated Hermes, Inc., Class B ........ 191,941 6,969,378
Interactive Brokers Group, Inc., Class A
(a)
... 332,573 24,061,656
Janus Henderson Group plc ........... 973,705 22,901,542
Stifel Financial Corp. ................ 781,534 45,618,140
128,763,032
Chemicals — 1.6%
Ashland, Inc.
(a)
..................... 121,081 13,019,840
Avient Corp. ...................... 628,305 21,211,577
Chemours Co. (The) ................. 477,677 14,626,469
NewMarket Corp. ................... 22,962 7,143,708
Scotts Miracle-Gro Co. (The) ........... 297,739 14,467,138
Sensient Technologies Corp. ........... 308,902 22,525,134
Valvoline, Inc.
(a)
.................... 702,502 22,936,690
115,930,556
Commercial Services & Supplies — 1.3%
Brink's Co. (The) ................... 180,307 9,684,289
IAA, Inc.
(a)(b)
....................... 354,646 14,185,840
MSA Safety, Inc. ................... 122,023 17,594,496
Stericycle, Inc.
(a)(b)
.................. 678,229 33,836,845
Tetra Tech, Inc. .................... 167,338 24,295,804
99,597,274
Communications Equipment — 1.3%
(a)(b)
Ciena Corp. ...................... 1,089,314 55,533,228
Lumentum Holdings, Inc. .............. 500,915 26,132,736
Viasat, Inc. ....................... 556,050 17,598,982
99,264,946
Construction & Engineering — 2.2%
AECOM ......................... 472,502 40,129,595
Dycom Industries, Inc.
(b)
.............. 69,050 6,463,080
Fluor Corp.
(a)(b)
..................... 1,045,306 36,230,306
MasTec, Inc.
(a)(b)
.................... 433,705 37,008,048
MDU Resources Group, Inc. ........... 1,495,369 45,369,495
165,200,524
Consumer Finance — 0.2%
Navient Corp. ..................... 779,164 12,817,248
Containers & Packaging — 0.8%
AptarGroup, Inc. ................... 254,106 27,946,578
Greif, Inc., Class A, NVS .............. 188,659 12,651,472
Sonoco Products Co. ................ 351,208 21,321,838
61,919,888
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B .......... 28,229 17,056,244
Diversified Financial Services — 0.5%
Voya Financial, Inc. ................. 660,284 40,600,863
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.
(a)(b)
... 1,639,805 41,782,231
Electric Utilities — 1.7%
ALLETE, Inc. ..................... 419,811 27,082,008
Hawaiian Electric Industries, Inc. ........ 805,488 33,709,673
IDACORP, Inc. .................... 174,737 18,845,385

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................ 240,406 $ 11,729,409
Portland General Electric Co. ........... 655,366 32,112,934
123,479,409
Electrical Equipment — 2.0%
Acuity Brands, Inc. .................. 118,231 19,580,236
EnerSys ......................... 300,034 22,154,510
Regal Rexnord Corp.
(a)
............... 486,416 58,360,192
SunPower Corp.
(a)(b)
................. 275,043 4,959,025
Sunrun, Inc.
(a)(b)
.................... 1,566,985 37,638,980
Vicor Corp.
(a)(b)
..................... 93,057 5,001,814
147,694,757
Electronic Equipment, Instruments & Components — 4.5%
Arrow Electronics, Inc.
(a)(b)
............. 452,278 47,294,710
Avnet, Inc. ....................... 673,756 28,014,774
Cognex Corp.
(a)
.................... 609,467 28,711,990
Coherent Corp.
(a)(b)
.................. 1,020,276 35,811,688
IPG Photonics Corp.
(b)
............... 236,287 22,369,290
Jabil, Inc. ........................ 990,031 67,520,114
Littelfuse, Inc. ..................... 69,239 15,246,428
National Instruments Corp.
(a)
........... 403,572 14,891,807
TD SYNNEX Corp. .................. 308,697 29,236,693
Vishay Intertechnology, Inc. ............ 952,354 20,542,276
Vontier Corp. ...................... 1,161,108 22,444,218
332,083,988
Equity Real Estate Investment Trusts (REITs) — 10.8%
Apartment Income REIT Corp. .......... 1,102,755 37,835,524
Brixmor Property Group, Inc. ........... 1,126,888 25,546,551
Corporate Office Properties Trust ........ 395,214 10,251,851
Cousins Properties, Inc. .............. 1,112,042 28,123,542
CubeSmart ....................... 760,234 30,599,418
Douglas Emmett, Inc. ................ 1,292,126 20,260,536
EastGroup Properties, Inc. ............ 144,130 21,339,888
EPR Properties .................... 551,285 20,794,470
First Industrial Realty Trust, Inc. ......... 475,726 22,958,537
Healthcare Realty Trust, Inc., Class A ..... 2,798,400 53,925,168
Highwoods Properties, Inc. ............ 773,116 21,631,786
Independence Realty Trust, Inc. ......... 1,647,862 27,782,953
JBG SMITH Properties ............... 728,838 13,833,345
Kilroy Realty Corp. .................. 774,167 29,937,038
Kite Realty Group Trust ............... 1,611,983 33,932,242
Lamar Advertising Co., Class A ......... 282,005 26,621,272
Life Storage, Inc. ................... 243,523 23,987,015
Macerich Co. (The)
(a)
................ 1,573,081 17,712,892
Medical Properties Trust, Inc.
(a)
.......... 4,397,199 48,984,797
National Retail Properties, Inc. .......... 618,483 28,301,782
National Storage Affiliates Trust ......... 330,029 11,920,647
Omega Healthcare Investors, Inc.
(a)
....... 877,317 24,521,010
Park Hotels & Resorts, Inc. ............ 1,653,326 19,492,714
Pebblebrook Hotel Trust
(a)
............. 967,884 12,959,967
Physicians Realty Trust ............... 1,681,682 24,333,939
PotlatchDeltic Corp. ................. 256,004 11,261,616
Rayonier, Inc. ..................... 484,781 15,978,382
Rexford Industrial Realty, Inc. .......... 580,627 31,725,459
Sabra Health Care REIT, Inc. ........... 1,697,672 21,102,063
SL Green Realty Corp. ............... 473,205 15,956,473
Spirit Realty Capital, Inc. .............. 1,027,102 41,012,183
STORE Capital Corp. ................ 1,014,386 32,521,215
807,146,275
Food & Staples Retailing — 1.3%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
...... 426,469 28,215,189
Grocery Outlet Holding Corp.
(a)
.......... 650,916 19,000,238
Performance Food Group Co. .......... 629,779 36,772,796
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Sprouts Farmers Market, Inc.
(a)
.......... 358,832 $ 11,615,392
95,603,615
Food Products — 1.4%
Flowers Foods, Inc. ................. 523,224 15,037,458
Ingredion, Inc. ..................... 482,032 47,205,394
Pilgrim's Pride Corp.
(a)(b)
.............. 329,074 7,808,926
Post Holdings, Inc.
(a)(b)
................ 400,045 36,108,061
106,159,839
Gas Utilities — 1.7%
National Fuel Gas Co. ............... 202,177 12,797,804
New Jersey Resources Corp.
(a)
......... 248,192 12,315,287
Southwest Gas Holdings, Inc. .......... 453,083 28,036,776
Spire, Inc. ........................ 197,177 13,577,608
UGI Corp. ........................ 1,539,626 57,073,936
123,801,411
Health Care Equipment & Supplies — 3.3%
(b)
Enovis Corp. ...................... 350,397 18,753,248
Envista Holdings Corp.
(a)
.............. 1,199,188 40,376,660
ICU Medical, Inc.
(a)
.................. 148,012 23,308,930
Integra LifeSciences Holdings Corp.
(a)
..... 534,833 29,988,086
LivaNova plc
(a)
..................... 393,373 21,847,937
Masimo Corp. ..................... 131,564 19,464,894
Neogen Corp.
(a)
.................... 1,587,718 24,180,945
Omnicell, Inc. ..................... 328,522 16,564,079
Penumbra, Inc.
(a)
................... 103,253 22,969,662
QuidelOrtho Corp. .................. 177,211 15,181,666
STAAR Surgical Co.
(a)
................ 112,966 5,483,370
Tandem Diabetes Care, Inc.
(a)
.......... 188,357 8,466,647
246,586,124
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 280,727 23,109,447
Amedisys, Inc.
(b)
................... 238,932 19,960,379
Chemed Corp.
(a)
................... 35,007 17,868,623
Encompass Health Corp. ............. 395,940 23,681,171
Patterson Cos., Inc. ................. 637,138 17,858,978
Progyny, Inc.
(a)(b)
................... 349,445 10,885,212
R1 RCM, Inc.
(a)(b)
................... 1,006,674 11,023,080
Tenet Healthcare Corp.
(b)
.............. 795,421 38,808,591
163,195,481
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp. ................. 239,489 13,059,335
Choice Hotels International, Inc.
(a)
........ 83,216 9,373,450
Cracker Barrel Old Country Store, Inc. ..... 163,103 15,452,378
Light & Wonder, Inc., Class A
(a)(b)
........ 371,627 21,777,342
Marriott Vacations Worldwide Corp. ....... 281,864 37,936,076
Papa John's International, Inc. .......... 129,513 10,660,215
Penn Entertainment, Inc.
(a)(b)
........... 1,141,056 33,889,363
Travel + Leisure Co. ................. 597,318 21,742,375
Wyndham Hotels & Resorts, Inc. ........ 311,559 22,217,273
186,107,807
Household Durables — 2.0%
Helen of Troy Ltd.
(a)(b)
................ 176,441 19,569,071
KB Home
(a)
....................... 610,746 19,452,260
Leggett & Platt, Inc.
(a)
................ 975,581 31,442,976
Taylor Morrison Home Corp.
(a)(b)
......... 795,933 24,156,566
Toll Brothers, Inc. ................... 775,229 38,699,432
TopBuild Corp.
(b)
................... 110,524 17,295,901
150,616,206
Household Products — 0.2%
Energizer Holdings, Inc. .............. 487,544 16,357,101

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
............ 147,302 $ 12,738,677
Insurance — 5.0%
American Financial Group, Inc. ......... 281,999 38,712,823
Brighthouse Financial, Inc.
(b)
........... 507,803 26,035,060
CNO Financial Group, Inc. ............. 841,267 19,222,951
First American Financial Corp. .......... 762,247 39,896,008
Hanover Insurance Group, Inc. (The) ..... 107,352 14,506,476
Kemper Corp.
(a)
.................... 470,797 23,163,212
Old Republic International Corp. ......... 2,080,973 50,255,498
Primerica, Inc. ..................... 84,308 11,956,560
Reinsurance Group of America, Inc. ...... 491,475 69,833,683
RenaissanceRe Holdings Ltd.
(a)
......... 141,406 26,051,227
Unum Group ...................... 1,375,064 56,418,876
376,052,374
Interactive Media & Services — 0.6%
(b)
TripAdvisor, Inc. .................... 771,534 13,872,181
Ziff Davis, Inc. ..................... 346,535 27,410,919
41,283,100
IT Services — 1.7%
Euronet Worldwide, Inc.
(a)(b)
............ 176,815 16,687,800
Genpact Ltd. ...................... 532,593 24,669,708
Kyndryl Holdings, Inc.
(a)(b)
............. 1,501,739 16,699,338
Maximus, Inc. ..................... 445,538 32,671,301
Western Union Co. (The) ............. 2,840,553 39,114,415
129,842,562
Leisure Products — 1.5%
Brunswick Corp. ................... 218,748 15,767,356
Mattel, Inc.
(b)
...................... 2,606,172 46,494,108
Polaris, Inc.
(a)
..................... 192,288 19,421,088
Topgolf Callaway Brands Corp.
(b)
........ 1,018,953 20,124,322
YETI Holdings, Inc.
(b)
................ 286,033 11,816,023
113,622,897
Life Sciences Tools & Services — 1.2%
Azenta, Inc.
(b)
..................... 551,980 32,136,276
Bruker Corp. ...................... 301,530 20,609,575
Sotera Health Co.
(b)
................. 723,162 6,023,939
Syneos Health, Inc., Class A
(b)
.......... 755,785 27,722,194
86,491,984
Machinery — 4.4%
AGCO Corp. ...................... 218,801 30,345,511
Chart Industries, Inc.
(a)(b)
.............. 168,980 19,471,565
Crane Holdings Co. ................. 175,535 17,632,491
Donaldson Co., Inc. ................. 324,162 19,083,417
Esab Corp.
(a)
...................... 379,971 17,828,239
Flowserve Corp. ................... 959,732 29,444,578
Graco, Inc. ....................... 434,248 29,207,520
ITT, Inc.
(a)
........................ 328,035 26,603,638
Kennametal, Inc. ................... 593,162 14,271,478
Middleby Corp. (The)
(a)(b)
.............. 205,771 27,552,737
Oshkosh Corp. .................... 480,931 42,413,305
Terex Corp. ....................... 496,156 21,195,784
Timken Co. (The) ................... 248,322 17,548,916
Watts Water Technologies, Inc., Class A .... 96,424 14,100,082
326,699,261
Marine — 0.4%
Kirby Corp.
(b)
...................... 439,862 28,305,120
Media — 1.2%
Cable One, Inc.
(a)
................... 35,522 25,286,691
John Wiley & Sons, Inc., Class A ........ 316,376 12,674,022
New York Times Co. (The), Class A
(a)
..... 605,319 19,648,655
Security
Shares
Shares Value
Media (continued)
TEGNA, Inc. ...................... 1,637,917 $ 34,707,461
92,316,829
Metals & Mining — 2.5%
Alcoa Corp. ....................... 1,301,039 59,158,243
Cleveland-Cliffs, Inc.
(a)(b)
.............. 3,789,118 61,042,691
Commercial Metals Co. ............... 379,678 18,338,448
United States Steel Corp.
(a)
............ 1,722,803 43,156,215
Worthington Industries, Inc. ............ 113,278 5,631,049
187,326,646
Multiline Retail — 1.2%
Kohl's Corp. ...................... 857,098 21,641,724
Macy's, Inc. ...................... 1,993,024 41,155,946
Nordstrom, Inc.
(a)
................... 820,343 13,240,336
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 217,421 10,184,000
86,222,006
Multi-Utilities — 0.6%
Black Hills Corp. ................... 229,873 16,169,267
NorthWestern Corp. ................. 424,467 25,187,872
41,357,139
Oil, Gas & Consumable Fuels — 0.5%
Equitrans Midstream Corp. ............ 1,722,588 11,541,340
HF Sinclair Corp. ................... 554,501 28,773,057
40,314,397
Personal Products — 0.5%
(a)(b)
BellRing Brands, Inc. ................ 588,269 15,083,217
Coty, Inc., Class A .................. 2,686,568 22,997,022
38,080,239
Pharmaceuticals — 0.4%
Perrigo Co. plc .................... 990,770 33,775,349
Professional Services — 1.3%
ASGN, Inc.
(a)(b)
..................... 366,380 29,852,643
CACI International, Inc., Class A
(a)(b)
...... 62,197 18,695,796
ManpowerGroup, Inc. ................ 372,060 30,959,113
Science Applications International Corp. ... 133,923 14,856,078
94,363,630
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.
(a)(b)
............ 349,000 55,620,130
Road & Rail — 1.9%
Knight-Swift Transportation Holdings, Inc. .. 591,217 30,985,683
RXO, Inc.
(b)
....................... 847,605 14,578,806
Ryder System, Inc.
(a)
................ 369,776 30,902,180
Saia, Inc.
(b)
....................... 83,778 17,566,571
Werner Enterprises, Inc. .............. 432,254 17,402,546
XPO, Inc.
(a)(b)
...................... 845,485 28,146,196
139,581,982
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.
(a)(b)
.......... 290,610 8,724,112
MKS Instruments, Inc.
(a)
.............. 420,803 35,654,638
Silicon Laboratories, Inc.
(a)(b)
............ 115,108 15,616,702
SiTime Corp.
(a)(b)
................... 54,183 5,506,077
Synaptics, Inc.
(b)
................... 293,525 27,931,839
Universal Display Corp.
(a)
............. 118,429 12,795,069
Wolfspeed, Inc.
(a)(b)
.................. 502,493 34,692,117
140,920,554
Software — 2.0%
(b)
ACI Worldwide, Inc.
(a)
................ 826,616 19,012,168
Aspen Technology, Inc.
(a)
.............. 213,598 43,873,029
Blackbaud, Inc. .................... 176,387 10,382,139

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
CommVault Systems, Inc.
(a)
............ 107,636 $ 6,763,846
Envestnet, Inc.
(a)
................... 121,460 7,494,082
Manhattan Associates, Inc. ............ 192,547 23,375,206
NCR Corp. ....................... 1,009,461 23,631,482
Teradata Corp. .................... 404,838 13,626,847
148,158,799
Specialty Retail — 3.6%
AutoNation, Inc.
(a)(b)
................. 135,938 14,586,147
Dick's Sporting Goods, Inc.
(a)
........... 204,268 24,571,398
Five Below, Inc.
(a)(b)
.................. 126,463 22,367,511
Foot Locker, Inc. ................... 583,172 22,038,070
GameStop Corp., Class A
(a)(b)
........... 1,859,134 34,319,613
Gap, Inc. (The) .................... 1,551,096 17,496,363
Lithia Motors, Inc., Class A
(a)
........... 201,045 41,161,953
RH
(a)(b)
.......................... 141,388 37,777,460
Victoria's Secret & Co.
(a)(b)
............. 596,974 21,359,730
Williams-Sonoma, Inc. ............... 255,395 29,349,993
265,028,238
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer, Inc.
(b)
........... 66,692 5,475,413
Xerox Holdings Corp. ................ 825,378 12,050,519
17,525,932
Textiles, Apparel & Luxury Goods — 2.9%
Capri Holdings Ltd.
(a)(b)
............... 947,048 54,284,791
Carter's, Inc.
(a)
..................... 280,568 20,933,179
Columbia Sportswear Co.
(a)
............ 260,180 22,786,564
Hanesbrands, Inc.
(a)
................. 2,568,239 16,334,000
PVH Corp.
(a)
...................... 479,875 33,874,376
Skechers USA, Inc., Class A
(b)
.......... 987,092 41,408,510
Under Armour, Inc., Class A
(a)(b)
......... 1,389,227 14,114,547
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C, NVS
(b)
...... 1,451,397 $ 12,946,461
216,682,428
Thrifts & Mortgage Finance — 1.4%
Essent Group Ltd. .................. 790,806 30,746,538
MGIC Investment Corp. .............. 2,181,277 28,356,601
New York Community Bancorp, Inc. ...... 5,002,672 43,022,979
102,126,118
Trading Companies & Distributors — 0.9%
GATX Corp.
(a)
..................... 124,431 13,231,992
MSC Industrial Direct Co., Inc., Class A .... 173,833 14,202,156
Univar Solutions, Inc.
(b)
............... 1,200,151 38,164,802
65,598,950
Total Long-Term Investments — 99.6%
(Cost: $7,912,523,225) ........................... 7,419,988,610
Short-Term Securities
Money Market Funds — 7.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 524,491,846 524,649,194
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 15,987,145 15,987,145
Total Short-Term Securities — 7.3%
(Cost: $540,448,866) ............................. 540,636,339
Total Investments — 106.9%
(Cost: $8,452,972,091 ) ........................... 7,960,624,949
Liabilities in Excess of Other Assets — (6.9)% ............ (512,411,307)
Net Assets — 100.0% ..............................
$ 7,448,213,642
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 216,208,372 $ 308,244,967
(a)
$ — $ (5,348) $ 201,203 $ 524,649,194 524,491,846 $ 312,091
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 18,588,000 — (2,600,855)
(a)
— — 15,987,145 15,987,145 254,212 15
$ (5,348) $ 201,203 $ 540,636,339 $ 566,303 $ 15
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index .................................................... 60 03/17/23 $ 14,656 $ (78,773)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 1,059,990 $ 32,446
(c)
$ 1,094,196 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/23 3,154,773 24,511
(f)
3,185,199 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
02/08/23 7,802,194 186,818
(h)
8,003,676 0.1
$ 243,775 $ 12,283,071
(b) (e) (g)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(1,760) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(5,915) of net dividends and financing fees.
(h)
Amount includes $(14,664) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 12,558 $ 309,680 28.3%
Software
Envestnet, Inc. ........... 12,715 784,516 71.7
Total Reference Entity — Long ............ 1,094,196
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,094,196
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 32,529 802,165 25.2
Software
Envestnet, Inc. ........... 27,765 1,713,100 53.8
Diversified Financial Services
Voya Financial, Inc. ........ 10,895 669,934 21.0
Total Reference Entity — Long ............ 3,185,199
Net Value of Reference Entity — HSBC Bank plc $ 3,185,199
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Diversified Financial Services
Voya Financial, Inc. ........ 42,882 2,636,814 32.9
Software
Envestnet, Inc. ........... 45,273 2,793,344 34.9
Banks
Cadence Bank ........... 104,360 2,573,518 32.2
Total Reference Entity — Long ............ 8,003,676
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 8,003,676

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,419,988,610 $ — $ — $ 7,419,988,610
Short-Term Securities
Money Market Funds ...................................... 540,636,339 — — 540,636,339
$ 7,960,624,949 $ — $ — $ 7,960,624,949
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 243,775 $ — $ 243,775
Liabilities
Equity contracts ........................................... (78,773) — — (78,773)
$ (78,773) $ 243,775 $ — $ 165,002
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's